SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31 - SUBSEQUENT EVENTS

On March 27, 2026 the Company sadly announced the passing of its eminent Co-Chairman James G. Robinson.

On May 7, 2026, the Corporation issued 3,000,000 common shares to Dr. Paul Averback, President and Chief Executive Officer, in settlement of compensation owed under his employment arrangement in lieu of salary, as described in Note 14. The obligation was recognized at December 31, 2025 within share capital payable at a value of $272,500, and the issuance settled that liability without further charge to the consolidated statement of operations. Following the issuance, common shares issued and outstanding increased from 102,040,140 to 105,040,140.

At December 31, 2025 the Corporation was indebted to Mr. Robinson in the amount of $5,216,892 of principal advances, together with accrued and unpaid interest of $659,249, repayable on or before December 31, 2026 in accordance with the Addendum to the loan agreement dated November 14, 2024.

The Loan Convertible Option granted to Mr. Robinson under that Addendum entitles the holder to convert amounts outstanding into common shares of the Corporation at $0.30 per share, up to a maximum of 10,000,000 shares based on debt of up to $3,000,000, exercisable until December 31, 2026. The option was unexercised at December 31, 2025 and, following Mr. Robinson's death, forms part of his estate. Were the option exercised in full, the Corporation would issue 10,000,000 common shares in satisfaction of $3,000,000 of indebtedness.

As at the date of these consolidated financial statements the Corporation has not received notice of exercise of the option, nor has it agreed revised repayment terms with the representatives of Mr. Robinson's estate. The Corporation's ability to satisfy the indebtedness when due, or to agree an extension of its terms, is subject to negotiation with the estate and the outcome of those discussions is not presently determinable.

On June 2, 2026 the Company announced that regulatory plans for Nymozarfex (TM) are currently focused on re-submission in the US for marketing approval. The initial US submission in 2023 was refused and was not reviewed. Subsequently 2 European applications were successfully accepted for review. Current refusals after reviews in both European submissions will require re-submission if the decision were made by the Company to pursue the latter approvals further. Updated re-submissions will require additional financing.